Financial instruments (Details) - Summary of Inputs Determining Fair Value of the Tranche A Conversion Feature - Tranche A Conversion Feature [member]	Jun. 30, 2023	Dec. 31, 2022
Stock Price [member]
Financial instruments (Details) - Summary of Inputs Determining Fair Value of the Tranche A Conversion Feature [Line Items]
Significant unobservable input, liabilities	7.74	10
Conversion Price [member]
Financial instruments (Details) - Summary of Inputs Determining Fair Value of the Tranche A Conversion Feature [Line Items]
Significant unobservable input, liabilities	10	10
Volatility Rate [member]
Financial instruments (Details) - Summary of Inputs Determining Fair Value of the Tranche A Conversion Feature [Line Items]
Significant unobservable input, liabilities	52.5	45
Risk-free Interest Rate [member]
Financial instruments (Details) - Summary of Inputs Determining Fair Value of the Tranche A Conversion Feature [Line Items]
Significant unobservable input, liabilities	4.7	4.2
Dividend Yield [member]
Financial instruments (Details) - Summary of Inputs Determining Fair Value of the Tranche A Conversion Feature [Line Items]
Significant unobservable input, liabilities	0	0
Risk Yield [member]
Financial instruments (Details) - Summary of Inputs Determining Fair Value of the Tranche A Conversion Feature [Line Items]
Significant unobservable input, liabilities	16.5	19.3